Document Entity Information Document	Nov. 05, 2026
Cover [Abstract]
Amendment Flag	false
City Area Code	614
Document Period End Date	Nov. 05, 2026
Document Type	8-K
Entity Address, Address Line One	1900 Polaris Parkway
Entity Address, City or Town	Columbus,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43240
Entity Central Index Key	0001037646
Entity Emerging Growth Company	false
Entity File Number	001-13595
Entity Incorporation, State or Country Code	DE
Entity Registrant Name	Mettler-Toledo International Inc.
Entity Tax Identification Number	13-3668641
Local Phone Number	438-4511
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Security Exchange Name	NYSE
Soliciting Material	false
Trading Symbol	MTD
Written Communications	false